Commitments - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Commitments [line items]
Commitment for purchase orders	$ 7,300,000	$ 4,200,000
Advisory Board [Member] | Professional Fees [Member]
Commitments [line items]
Consulting fees	$ 180,000	$ 181,000	$ 159,840
Minimum notice period for cancellation	30 days	30 days